Income Taxes Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Income Taxes [Line Items]
U.S. federal statutory tax rate	21.00%	21.00%	35.00%
U.S. Tax Reform final expense (benefit)		$ 7,100
U.S. Tax Reform, change in tax rate, income tax expense (benefit)		7,500
U.S. Tax Reform, transition tax for accumulated foreign earnings, income tax expense		224
U.S. Tax Reform, change in tax rate, deferred tax liability, income tax benefit		120
U.S. Tax Reform, transition tax for accumulated foreign earnings, liability	$ 20	78
Undistributed earnings of foreign subsidiaries	300	1,200
Foreign earnings repatriated	700
Tax expense (benefit)	40
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of foreign subsidiaries	70
Income tax expense (benefit)	$ (728)	$ 1,067	$ 5,482
U.S. Tax Reform discrete income tax benefit	0	0.005	(1.290)
Operating loss carryforwards	$ 364
Deferred tax assets, operating loss carryforwards, subject to expiration	35
Deferred tax assets, operating loss carryforwards, not subject to expiration	329
Deferred tax assets, operating loss carryforwards, foreign	104
Deferred tax assets, operating loss carryforwards, state and local	73
Unrecognized tax benefits	406	$ 387	$ 408	$ 389
Unrecognized tax benefits that would impact effective tax rate	369
Decrease in unrecognized tax benefits is reasonably possible	24
Unrecognized tax benefits, income tax penalties and interest expense		5	(24)
Unrecognized tax benefits, income tax penalties and interest accrued	62	62
Accounting Standards Update 2016-09
Income Taxes [Line Items]
Income tax expense (benefit)	12	$ 12	$ 22
Tax Authority, Spain
Income Taxes [Line Items]
Foreign earnings repatriated	110
Tax expense (benefit)	(11)
International
Income Taxes [Line Items]
Foreign earnings repatriated	30
Tax expense (benefit)	$ (6)